JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 96.1%(a)
Alabama — 2.2%
Black Belt Energy Gas District, Gas Prepay Project No. 5 Series 2020A-1, Rev., 4.00%, 10/1/2026(b)	250,000	283,884
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026(b)	500,000	570,762
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ: Royal Bank of Canada, 4.00%, 7/1/2022(b)	30,000	30,521
City of Pell City, Warrants Series A, GO, 5.00%, 2/1/2025	100,000	114,008
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025(b)	100,000	102,717
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024(b)	25,000	26,836
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031(b)	780,000	938,499
University of Alabama (The), Huntsville General Fee Series B-2, Rev., 5.00%, 9/1/2031	95,000	118,290

Total Alabama		2,185,517

Alaska — 0.5%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2024	200,000	223,556
Alaska Municipal Bond Bank Authority
Series 3, Rev., 5.00%, 10/1/2025	20,000	22,488
Series 3, Rev., 5.00%, 12/1/2028	225,000	269,526

Total Alaska		515,570

Arizona — 2.8%
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(c)	125,000	137,553
Series 2020A, Rev., 4.00%, 7/15/2040(c)	125,000	135,181

Investments	Principal Amount ($)	Value ($)
Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	250,000	301,150
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	260,881
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	125,000	138,268
Arizona Industrial Development Authority, Phoenix Children’s Hospital
Series 2020A, Rev., 5.00%, 2/1/2024	55,000	60,435
Series 2020A, Rev., 5.00%, 2/1/2025	70,000	79,853
Series 2020A, Rev., 5.00%, 2/1/2031	150,000	193,795
Series 2020A, Rev., 5.00%, 2/1/2032	200,000	258,016
City of Mesa GO, 5.00%, 7/1/2030	185,000	243,892
City of Mesa, Excise Tax
Rev., 5.00%, 7/1/2030	95,000	124,969
Rev., 5.00%, 7/1/2031	75,000	98,255
Rev., 5.00%, 7/1/2032	185,000	241,764
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2026	160,000	190,801
Maricopa County School District No. 3 Tempe Elementary, School Improvement, Project of 2016 Series A, GO, 5.00%, 7/1/2027	30,000	36,823
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 4.00%, 7/1/2027	40,000	47,040
GO, 4.00%, 7/1/2028	50,000	59,935
Salt Verde Financial Corp.
Rev., 5.25%, 12/1/2026	100,000	119,871

Total Arizona		2,728,482

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Arkansas — 0.1%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	83,968

California — 8.3%
Baldwin Park Financing Authority, Rail Crossings Safety Improvements Project Rev., 5.00%, 6/1/2024	100,000	111,774
Brentwood Infrastructure Financing Authority, Civic Center Project Rev., 5.00%, 10/1/2025	45,000	52,258
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031(b)	1,035,000	1,253,292
California Health Facilities Financing Authority, Kaiser Permanente Series 2006C, Rev., 5.00%, 11/1/2029(b)	300,000	387,418
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2023	100,000	103,913
Rev., 5.00%, 8/1/2040	100,000	124,321
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	150,000	174,961
California Municipal Finance Authority, Sewer Project Rev., AGM, 5.00%, 8/1/2024	100,000	112,517
California Public Finance Authority, Enso Village Project, Green Bond Series 2021B-1, Rev., 3.13%, 5/15/2029(c)	200,000	202,672
California State Public Works Board, Various Capital Projects Series 2020D, Rev., 5.00%, 11/1/2028	355,000	449,922
California Statewide Communities Development Authority
Rev., 4.00%, 11/1/2027	260,000	302,334
Rev., 4.00%, 11/1/2028	135,000	159,034
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 5.00%, 4/1/2030	150,000	194,465
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Rev., 4.00%, 11/1/2029	145,000	173,041

Investments	Principal Amount ($)	Value ($)
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	68,700
Chula Vista Municipal Financing Authority, Green Bond Series 2017B, Rev., 4.00%, 12/1/2028	45,000	54,685
City of Los Angeles Department of Airports, International Airport Senior
Series A, Rev., AMT, 5.00%, 5/15/2022	125,000	127,688
Series A, Rev., AMT, 5.00%, 5/15/2033	100,000	113,521
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2026	10,000	11,942
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	81,583
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	98,858
City of South Pasadena Rev., 5.00%, 10/1/2024	110,000	124,580
County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	40,000	49,054
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim Series 2021A-1, Rev., 2.88%, 8/1/2041(c)	255,000	245,499
Cucamonga Valley Water District Financing Authority
Series 2021B, Rev., 5.00%, 9/1/2032	190,000	256,705
Series 2021B, Rev., 4.00%, 9/1/2033	150,000	186,649
El Centro Financing Authority Series 2021B, Rev., 4.00%, 10/1/2023	210,000	223,065
El Monte City School District, Election of 2014 Series A, GO, 5.00%, 8/1/2025	55,000	63,665
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	305,507

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Hermosa Beach City School District, Election of 2016 Series A, GO, 4.00%, 8/1/2023	15,000	15,928
Huntington Beach Public Financing Authority Series 2020A, Rev., 5.00%, 5/1/2030	400,000	524,316
Lodi Public Financing Authority Rev., AGM, 5.00%, 9/1/2027	350,000	430,346
Metropolitan Water District of Southern California, Waterworks Series 2019A, Rev., 5.00%, 7/1/2034	25,000	31,853
Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023(d)	20,000	21,356
Northern California Power Agency, Hydroelectric Project Series 2019A, Rev., 5.00%, 7/1/2022	20,000	20,562
Salinas Facilities Financing Authority Series 2020A-1, Rev., AGM, 4.00%, 11/1/2027	100,000	117,157
San Diego Community College District GO, 5.00%, 8/1/2022(d)	50,000	51,610
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2024	150,000	161,845
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2016A, Rev., 5.00%, 5/1/2023	105,000	112,039
Series 2016A, Rev., 5.00%, 5/1/2026	95,000	113,130
San Jose Evergreen Community College District Series A, GO, 5.00%, 9/1/2022	100,000	103,627
San Jose Evergreen Community College District, Election of 2010 Series C, GO, 5.00%, 9/1/2024(d)	105,000	118,469
San Ramon Valley Fire Protection District, Public Safety Complex and Fire Training Facility Projects
COP, 4.00%, 8/1/2023	55,000	58,288
COP, 4.00%, 8/1/2032	125,000	151,717

Investments	Principal Amount ($)	Value ($)
Santa Cruz County Capital Financing Authority Series 2020A, Rev., 4.00%, 6/1/2025	100,000	112,300
Sequoia Union High School District GO, 5.00%, 7/1/2027	25,000	30,050
Sierra View Local Health Care District Rev., 4.00%, 7/1/2023	165,000	173,668
Yosemite Community College District GO, 5.00%, 8/1/2022(d)	100,000	103,219

Total California		8,265,103

Colorado — 4.2%
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2036	85,000	95,487
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051(c)	150,000	165,430
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 5.00%, 10/1/2022	125,000	129,809
Rev., 5.00%, 10/1/2023	175,000	189,472
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2026(d)	210,000	249,831
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	11,647
Crystal Valley Metropolitan District No. 2, Limited Tax
Series 2020A, GO, AGM, 5.00%, 12/1/2022	50,000	52,335
Series 2020A, GO, AGM, 5.00%, 12/1/2023	135,000	147,130
Series 2020A, GO, AGM, 5.00%, 12/1/2024	175,000	197,793
El Paso County School District No. 49 Falcon COP, 5.00%, 12/15/2028	170,000	214,348
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2029	130,000	163,532
Rev., 5.00%, 1/15/2030	170,000	215,958
Rev., 5.00%, 7/15/2030	115,000	147,486
Rev., 5.00%, 1/15/2031	250,000	323,868
Rev., 4.00%, 7/15/2036	185,000	219,389
Regional Transportation District, Sales Tax, Fastracks Project Series 2013A, Rev., 5.00%, 11/1/2029	215,000	278,781

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	284,180
State of Colorado Series 2018A, COP, 5.00%, 12/15/2030	115,000	145,603
STC Metropolitan District No. 2, Limited Tax Improvement Series 2019A, GO, 5.00%, 12/1/2038	300,000	327,860
University of Colorado, Enterprise System
Series A-2, Rev., 5.00%, 6/1/2026	40,000	47,777
Series 2021C-3B, Rev., 2.00%, 10/15/2026(b)	500,000	527,299

Total Colorado		4,135,015

Connecticut — 0.8%
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 5.00%, 7/1/2022	250,000	256,821
Connecticut State Health and Educational Facilities Authority, Yale University Series A-2, Rev., 5.00%, 7/1/2022(b)	100,000	102,800
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	162,988
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2020A, Rev., 5.00%, 5/1/2023	200,000	213,378
Series B, Rev., 5.00%, 8/1/2023	75,000	80,870

Total Connecticut		816,857

Delaware — 0.4%
Delaware State Economic Development Authority, Newark Charter School, Inc. Project
Rev., 4.00%, 9/1/2025	100,000	110,606
Rev., 4.00%, 9/1/2026	140,000	157,785
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 5.00%, 7/1/2024	100,000	111,569
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2022	40,000	41,130

Total Delaware		421,090

Investments	Principal Amount ($)	Value ($)
District of Columbia — 1.9%
District of Columbia, Income Tax
Series C, Rev., 5.00%, 12/1/2021(d)	25,000	25,000
Series F, Rev., 5.00%, 12/1/2021(d)	50,000	50,000
Series 2020C, Rev., 5.00%, 5/1/2033	1,000,000	1,307,639
District of Columbia, International School
Rev., 5.00%, 7/1/2028	115,000	140,090
Rev., 5.00%, 7/1/2039	125,000	151,411
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	100,000	113,972
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	76,157

Total District of Columbia		1,864,269

Florida — 2.9%
City of Cape Coral, Water & Sewer Rev., 5.00%, 10/1/2022	25,000	25,970
City of Miami Beach, Water & Sewer Rev., 5.00%, 9/1/2033	25,000	30,587
City of Orlando, Capital Improvement
Series D, Rev., 5.00%, 10/1/2022	75,000	78,007
Series B, Rev., 5.00%, 10/1/2024	60,000	67,771
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2022	50,000	51,370
Series 2020B, Rev., 5.00%, 7/1/2023	50,000	53,659
Series 2020B, Rev., 5.00%, 7/1/2024	50,000	55,757
County of Broward, Port Facilities Series 2019A, Rev., 5.00%, 9/1/2030	50,000	63,955
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	40,000	45,205
County of Okaloosa, Sales Tax Rev., 5.00%, 10/1/2024	30,000	33,858
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,639
County of Palm Beach, Palm Beach Atlantic University
Rev., 5.00%, 4/1/2029(c)	100,000	113,745
Rev., 5.00%, 4/1/2039(c)	100,000	114,913

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
County of Seminole, Special Obligation Rev., 4.00%, 10/1/2024	90,000	99,126
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Rev., 5.00%, 10/1/2024	30,000	33,858
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	316,108
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2024	45,000	50,342
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2035	325,000	359,081
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 3.00%, 6/1/2023	115,000	117,786
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	50,385
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2025	25,000	29,028
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Rev., 5.00%, 11/15/2032	240,000	283,344
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	125,000	141,610
Reedy Creek Improvement District, Ad Valorem Tax Series 2016-A, GO, 5.00%, 6/1/2026	50,000	59,428
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2036(c)	155,000	176,592
State of Florida Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	33,484
Series B, GO, 5.00%, 6/1/2026	20,000	23,948

Investments	Principal Amount ($)	Value ($)
Series B, GO, 5.00%, 6/1/2031	75,000	91,842
State of Florida, State Board of Education, Lottery
Series 2016B, Rev., 5.00%, 7/1/2023	40,000	42,993
Series A, Rev., 5.00%, 7/1/2026	75,000	89,850
Tampa Bay Water, Regional Water Supply Authority, Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	64,303
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	50,055
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	11,716

Total Florida		2,870,315

Georgia — 2.2%
Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2023	410,000	439,120
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2024	200,000	218,828
Clayton County Development Authority, Clayton State University Rev., 5.00%, 7/1/2034	225,000	298,742
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2022	150,000	152,333
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	30,422
Forsyth County Water and Sewerage Authority Rev., 5.00%, 4/1/2032	145,000	185,713
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2037	255,000	301,549
Milledgeville and Baldwin County Development Authority, Georgia College and State University Projects Rev., 5.00%, 6/15/2029	435,000	557,097

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2022	20,000	20,077

Total Georgia		2,203,881

Hawaii — 0.2%
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	55,094
State of Hawaii
Series EE, GO, 5.00%, 11/1/2022(d)	15,000	15,660
Series EP, GO, 5.00%, 8/1/2023	40,000	43,138
Series FK, GO, 5.00%, 5/1/2033	30,000	36,409
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	29,912

Total Hawaii		180,213

Illinois — 3.3%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	53,082
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	47,976
City of Decatur, Green Bond GO, 5.00%, 3/1/2027	130,000	153,278
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	30,194
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	42,203
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2024	135,000	146,760
Illinois State Toll Highway Authority
Series D, Rev., 5.00%, 1/1/2024	25,000	27,369
Series A, Rev., 5.00%, 1/1/2036	250,000	315,903
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, 5.00%, 1/1/2024	35,000	38,216
Kendall and Kane Counties Community Unit School District No. 115
Series 2017B, GO, 5.00%, 1/1/2027	25,000	30,206

Investments	Principal Amount ($)	Value ($)
Lake and McHenry Counties Community Unit, School District No 118 Wauconda GO, 5.00%, 1/1/2022	50,000	50,196
Lake County Forest Preserve District GO, 5.00%, 12/15/2028	165,000	206,948
McLean and Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	85,766
Northern Illinois University, Auxiliary Facilities System Series 2020B, Rev., 5.00%, 4/1/2034	200,000	252,736
Northern Illinois University, Board of Trustees, Auxiliary Facilities System
Rev., 5.00%, 10/1/2029	300,000	379,582
Rev., 5.00%, 10/1/2030	325,000	419,045
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 5.00%, 4/15/2030	625,000	802,898
State of Illinois
GO, 5.00%, 4/1/2024	30,000	33,062
Series A, GO, 5.00%, 10/1/2024	30,000	33,625
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	152,892
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,406

Total Illinois		3,312,343

Indiana — 2.7%
Adams Central Elementary School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	24,013
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	39,126
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041(c)	250,000	248,436
Decatur County, Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	306,895

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2026	25,000	29,809
Indiana Finance Authority
Series C, Rev., 5.00%, 12/1/2025	35,000	41,265
Series 2016C, Rev., 5.00%, 6/1/2027	220,000	266,363
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	215,000	253,634
Indiana Finance Authority, Indiana University Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2022	10,000	10,480
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2032	140,000	177,804
Rev., 4.00%, 6/1/2034	115,000	135,643
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	500,000	667,480
Indiana State University Rev., 5.00%, 4/1/2028	120,000	149,795
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	90,157
Indiana State University, Student Fee Series R, Rev., 5.00%, 10/1/2022	10,000	10,392
Indiana University Series A, Rev., 5.00%, 6/1/2022	25,000	25,604
Indiana University, Student Fee Series Y, Rev., 5.00%, 8/1/2028	25,000	30,719
IPS Multi-School Building Corp., Indiana Unlimited Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2029	50,000	63,476
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2025	35,000	40,387
Portage Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 7/15/2028	75,000	93,427

Total Indiana		2,704,905

Investments	Principal Amount ($)	Value ($)
Iowa — 1.4%
City of Cedar Rapids, Sewer Series 2018D, Rev., 5.00%, 6/1/2022	70,000	71,677
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	39,046
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2027	30,000	37,146
University of Iowa Facilities Corp. Rev., 4.00%, 6/1/2032	1,000,000	1,213,853

Total Iowa		1,361,722

Kansas — 0.1%
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	56,954

Kentucky — 1.4%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	200,618
Kentucky Public Energy Authority, Gas Supply
Series 2018C-1, Rev., 4.00%, 6/1/2025(b)	580,000	639,887
Series 2019C, Rev., 4.00%, 2/1/2028(b)	300,000	347,459
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	65,000	73,443
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	27,802
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	48,303

Total Kentucky		1,337,512

Louisiana — 1.4%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	251,570
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects Rev., 5.00%, 12/1/2030	250,000	318,723

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2031(c)(e)	245,000	257,135
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2029	220,000	280,006
Series 2020A, Rev., 5.00%, 4/1/2030	135,000	175,391
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	34,610
State of Louisiana Gasoline and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2022(d)	55,000	56,107

Total Louisiana		1,373,542

Maine — 0.5%
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 4.00%, 7/1/2022(d)	225,000	229,918
Series 2020A, Rev., 5.00%, 7/1/2023(d)	125,000	134,234
Maine Municipal Bond Bank
Series C, Rev., 5.00%, 11/1/2024	75,000	84,982
Series 2018A, Rev., GAN, 5.00%, 9/1/2026	45,000	54,138

Total Maine		503,272

Maryland — 3.8%
County of Baltimore, Consolidated Public Improvement GO, 5.00%, 8/1/2022(d)	100,000	103,206
County of Baltimore, Metropolitan District, 83rd Issue GO, 5.00%, 3/1/2031	1,000,000	1,347,877
County of Queen Anne’s, Public Facilities GO, 5.00%, 7/15/2029	1,000,000	1,296,432
County of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	82,635
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	200,000	225,567
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2033	200,000	256,754
Rev., 4.00%, 6/1/2046	250,000	286,383

Investments	Principal Amount ($)	Value ($)
State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	75,000	90,465
State of Maryland, State and Local Facilities Loan of 2017 Series A, GO, 5.00%, 8/1/2025	45,000	52,446
Washington Suburban Sanitary District, Consolidated Public Improvement Rev., GTD, 5.00%, 6/15/2030	40,000	48,962

Total Maryland		3,790,727

Massachusetts — 1.9%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	11,520
Commonwealth of Massachusetts Series C, GO, 5.00%, 10/1/2026	25,000	30,218
Massachusetts Bay Transportation Authority, Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	20,564
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-1, Rev., 5.00%, 1/31/2030(b)	500,000	646,934
Massachusetts Development Finance Agency, Milford Regional Medical Center Series G, Rev., 5.00%, 7/15/2037(c)	245,000	303,522
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue Series 2021G, Rev., 5.00%, 7/1/2035	200,000	262,146
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	175,000	227,996
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	215,000	279,095
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	55,073
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 11/15/2024	30,000	34,090

Total Massachusetts		1,871,158

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Michigan — 1.1%
Berrien Springs Public Schools, School Building & Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2030	250,000	323,369
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2030	30,000	39,227
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	29,345
Warren Consolidated Schools, Unlimited Tax Series 2016B, GO, 5.00%, 5/1/2024	500,000	552,524
Waterford School District GO, Q-SBLF, 5.00%, 5/1/2022	25,000	25,496
Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2031	125,000	165,171

Total Michigan		1,135,132

Minnesota — 0.9%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2022	30,000	30,240
Bloomington Independent School District No. 271, Bloomington Public Schools Series 2019A, GO, 5.00%, 2/1/2028	25,000	30,270
City of Bloomington GO, 5.00%, 2/1/2027	280,000	340,662
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	22,195
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project Series 2021A, Rev., 4.00%, 7/1/2031	175,000	196,234
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100,000	103,705
State of Minnesota Series 2012B, Rev., 5.00%, 3/1/2024	130,000	131,546
University of Minnesota
Series B, Rev., 5.00%, 12/1/2025	15,000	17,665

Total Minnesota		872,517

Investments	Principal Amount ($)	Value ($)
Mississippi — 0.2%
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	40,473
State of Mississippi
Series B, GO, 5.00%, 12/1/2025	20,000	23,528
Series 2015F, GO, 5.00%, 11/1/2028	35,000	40,964
Series A, GO, 5.00%, 11/1/2031	60,000	72,367
University of Mississippi Educational Building Corp., Facilities Refinancing Project Series 2016A, Rev., 5.00%, 10/1/2030	40,000	47,650

Total Mississippi		224,982

Missouri — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2024	40,000	44,884
City of Kansas, Sanitary Sewer System
Series 2018A, Rev., 5.00%, 1/1/2022	25,000	25,098
Series B, Rev., 5.00%, 1/1/2033	25,000	30,760
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	246,719
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	188,110
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc. Rev., 5.00%, 11/15/2029	300,000	353,917
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital Rev., 5.00%, 9/1/2026	200,000	233,165
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2012A, Rev., 5.00%, 5/1/2022(d)	125,000	127,506
Series 2017A, Rev., 5.00%, 5/1/2027	45,000	55,287

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Missouri Development Finance Board, Fulton State Hospital Project Rev., 5.00%, 10/1/2025	25,000	28,231

Total Missouri		1,333,677

Montana — 0.1%
County of Missoula GO, 4.00%, 7/1/2025	50,000	56,142

Nebraska — 1.1%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	407,452
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	102,085
Rev., 5.00%, 9/1/2028	50,000	60,850
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 4/1/2027	50,000	59,273
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2033	250,000	281,744
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	20,000	22,436
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	47,239
Series A, Rev., 5.00%, 2/1/2027	30,000	35,354
Omaha School District, Omaha Public Schools GO, 5.00%, 12/15/2026	30,000	36,535
University of Nebraska Facilities Corp., UNMC Global Center Project Rev., 5.00%, 12/15/2025	35,000	41,288

Total Nebraska		1,094,256

Nevada — 0.6%
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024(c)	65,000	66,016
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2032	95,000	117,150
Series A, GO, 4.00%, 6/15/2035	90,000	104,908

Investments	Principal Amount ($)	Value ($)
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2028	25,000	30,696
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	197,343
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	61,309

Total Nevada		577,422

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2025	290,000	314,116

New Jersey — 3.1%
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/1/2029	250,000	319,200
City of New Brunswick GO, 4.00%, 3/15/2024	10,000	10,819
City of North Wildwood GO, 5.00%, 8/1/2022	10,000	10,314
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	260,000	307,097
New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2022(d)	115,000	116,379
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2035	130,000	152,296
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	292,678
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	200,000	236,200
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 6/15/2025	10,000	11,546

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of New Jersey, COVID-19 Emergency Bonds GO, 5.00%, 6/1/2028	1,000,000	1,242,029
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	322,035

Total New Jersey		3,020,593

New Mexico — 0.8%
City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	80,612
City of Albuquerque, Gross Receipts Tax Series 2015A, Rev., 5.00%, 7/1/2026	240,000	277,892
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series 2016C, Rev., 5.00%, 6/1/2022	30,000	30,723
Series 2016E, Rev., 5.00%, 6/1/2024	25,000	27,877
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	122,903
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	29,028
University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2028	140,000	170,497

Total New Mexico		739,532

New York — 9.6%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc. Rev., 3.50%, 7/1/2026	210,000	227,781
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041	100,000	109,806
Series 2021A, Rev., 4.00%, 6/15/2051	150,000	162,022
City of New York, Fiscal Year 2008 Series 2008L, Subseries L-5, GO, 5.00%, 4/1/2034	300,000	393,984
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	40,000	43,159
Series I, GO, 5.00%, 8/1/2023	25,000	26,974

Investments	Principal Amount ($)	Value ($)
City of New York, Fiscal Year 2014 Series 2014E, GO, 5.00%, 8/1/2027	35,000	37,690
City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,256
County of Onondaga GO, 5.00%, 3/15/2026	20,000	22,179
Dutchess County Local Development Corp., The Culinary Institute of America Rev., 5.00%, 7/1/2025	100,000	114,484
Erie County Water Authority Rev., 5.00%, 12/1/2027	30,000	36,427
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2025	175,000	203,530
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2016A, Rev., 5.00%, 11/15/2023	315,000	343,868
Monroe County Industrial Development Corp., Highland Hospital of Rochester Project Rev., 5.00%, 7/1/2022	195,000	200,309
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2030	80,000	91,349
New York City Transitional Finance Authority Future Tax Secured Series B, Subseries B-1, Rev., 5.00%, 8/1/2035	2,000,000	2,653,649
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	58,057
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series C, Rev., 5.00%, 11/1/2022	25,000	26,097
Series 2015A-1, Rev., 5.00%, 8/1/2029	50,000	55,847
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017E1, Rev., 5.00%, 2/1/2030	150,000	181,971

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	30,227
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	110,000	139,722
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series 2013H, Rev., 5.00%, 11/1/2023	50,000	53,323
Series 2013G, Rev., 5.00%, 11/1/2026	30,000	31,976
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2014 Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	30,000	32,930
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Subseries B-1, Rev., 5.00%, 11/1/2029	125,000	145,961
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017
Series C, Rev., 4.00%, 11/1/2024	45,000	49,631
Subseries A-1, Rev., 5.00%, 5/1/2029	65,000	77,030
Series B, Subseries B-1, Rev., 5.00%, 8/1/2030	195,000	232,523
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	31,142
New York State Dormitory Authority, Cornell University, Green Bonds Series 2019D, Rev., 5.00%, 7/1/2033	135,000	190,193
New York State Dormitory Authority, Maimonides Medical Center, FHA-Insured Mortgage Hospital Rev., FHA, 5.00%, 8/1/2024	275,000	309,501
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 4.00%, 9/1/2050	100,000	113,748

Investments	Principal Amount ($)	Value ($)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2015E, Rev., 5.00%, 3/15/2022	25,000	25,350
Series 2015A, Rev., 4.00%, 3/15/2023(d)	25,000	26,219
Series 2018A, Rev., 5.00%, 3/15/2031	25,000	31,554
New York State Dormitory Authority, State University Dormitory Facilities Series 2018A, Rev., 5.00%, 7/1/2024	300,000	335,366
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2019B, Rev., 5.00%, 6/15/2031	100,000	129,586
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2026	45,000	53,298
Series 2017A, Rev., 5.00%, 3/15/2026	125,000	148,049
Series 2020C, Rev., 5.00%, 3/15/2026	45,000	53,298
Series 2016A, Rev., 5.00%, 3/15/2027	30,000	35,400
Series 2013A-1, Rev., 5.00%, 3/15/2028	25,000	26,509
Series 2016A, Rev., 5.00%, 3/15/2028	75,000	88,430
Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	182,848
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	200,000	200,735
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 7/1/2027	100,000	119,903
Rev., 5.00%, 7/1/2028	210,000	255,964
Rev., 5.00%, 7/1/2031	360,000	458,838
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	202,889
Port Authority of New York and New Jersey, Consolidated Series 205, Rev., 5.00%, 11/15/2028	30,000	37,323

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Smithtown Central School District GO, 5.00%, 8/1/2022	70,000	72,254
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041(c)	340,000	351,411
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026(c)	250,000	251,412

Total New York		9,523,982

North Carolina — 1.2%
County of Davidson GO, 5.00%, 6/1/2027	35,000	43,015
County of Randolph, Limited Obligation Rev., 5.00%, 10/1/2030	245,000	323,737
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2024	25,000	27,851
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026(b)	300,000	353,348
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	400,000	436,886
State of North Carolina, Build NC Programs, Limited Obligation Series C, Rev., 5.00%, 5/1/2024	25,000	27,792

Total North Carolina		1,212,629

Ohio — 4.2%
American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2030	25,000	29,164
Bowling Green State University, General Receipts Series 2016A, Rev., 5.00%, 6/1/2024	25,000	27,778
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	250,000	282,627
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2022	150,000	153,671

Investments	Principal Amount ($)	Value ($)
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2026	15,000	18,123
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 4.00%, 7/1/2033	205,000	238,931
Ohio Higher Educational Facility Commission, Denison University Project Series A, Rev., 5.00%, 11/1/2025	75,000	87,640
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project Rev., 5.00%, 11/1/2034	125,000	144,373
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2027	55,000	63,923
Rev., 5.00%, 3/1/2034	160,000	188,214
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2023	195,000	207,212
Rev., 5.00%, 5/1/2024	245,000	270,488
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Projects Series A, Rev., 5.00%, 2/15/2027	135,000	164,034
Ohio Water Development Authority, Drinking Water Assistance
Rev., 5.25%, 12/1/2021	10,000	10,000
Series 2021A, Rev., 5.00%, 12/1/2033	625,000	840,518
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	35,862
Ohio Water Development Authority, Water Pollution Control Loan Fund Series A, Rev., 5.00%, 12/1/2026	45,000	54,616
South-Western City School District, School Facilities Construction and Improvement GO, 5.00%, 6/1/2022(d)	160,000	163,867
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	28,875

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	31,113
State of Ohio, Infrastructure Improvement Series A, GO, 5.00%, 9/1/2028	25,000	31,729
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	43,394
Youngstown State University, General Receipts Rev., AGM, 4.00%, 12/15/2031	875,000	1,086,459

Total Ohio		4,202,611

Oklahoma — 0.4%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	150,000	173,027
Oklahoma Capitol Improvement Authority, Capitol Repair Project
Series C, Rev., 5.00%, 1/1/2030	10,000	12,212
Series 2018C, Rev., 5.00%, 1/1/2036	45,000	54,522
Oklahoma Capitol Improvement Authority, State Highway, Capital Improvement Rev., 5.00%, 7/1/2024	100,000	111,761
Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	37,217

Total Oklahoma		388,739

Oregon — 1.1%
County of Multnomah Series 2021A, GO, 5.00%, 6/15/2029	750,000	967,404
Hillsboro School District No. 1J GO, 5.00%, 6/15/2028	25,000	30,857
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series A, Rev., 5.00%, 9/1/2027(d)	45,000	55,843

Total Oregon		1,054,104

Pennsylvania — 4.4%
Aliquippa School District, Limited Tax GO, 3.88%, 12/1/2037	200,000	225,305

Investments	Principal Amount ($)	Value ($)
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2017A, Rev., 5.00%, 5/15/2037	250,000	287,723
Bucks County Community College Authority Series 2019A, Rev., GTD, 5.00%, 6/15/2033	35,000	43,298
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2024	35,000	38,323
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	273,835
County of Chester GO, 5.00%, 11/15/2027	30,000	37,469
County of Lehigh, Lehigh Valley Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	175,000	195,407
Delaware Valley Regional Finance Authority, Local Government Series 2021A, Rev., 2.00%, 10/1/2029	125,000	130,925
Erie City Water Authority Series 2019D, Rev., 5.00%, 12/1/2027	65,000	79,779
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027(b)	250,000	298,313
Series 2020A, Rev., 4.00%, 4/1/2039	335,000	391,661
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project Rev., 5.00%, 3/1/2040	250,000	283,477
Montgomery County Higher Education and Health Authority, Arcadia University Rev., 5.00%, 4/1/2034	250,000	309,109
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	154,740
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2027	185,000	216,435
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	83,329

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	128,990
Series A-1, Rev., 5.00%, 12/1/2031	60,000	73,286
Series 2020B, Rev., 5.00%, 12/1/2033	280,000	366,153
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	30,000	34,333
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2027	25,000	29,868
Township of Palmer
Series 2020C, GO, 4.00%, 11/15/2031	300,000	353,749
Series 2020C, GO, 4.00%, 11/15/2032	275,000	323,187
Township of Upper St. Clair Series A, GO, 4.00%, 6/1/2025	20,000	22,378

Total Pennsylvania		4,381,072

Rhode Island — 0.1%
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	93,961

South Carolina — 0.5%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	315,642
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	125,000	136,348
South Carolina Jobs-Economic Development Authority, Wofford College Project Rev., 5.00%, 4/1/2029	10,000	12,560

Total South Carolina		464,550

South Dakota — 0.1%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	27,299
South Dakota Board of Regents Housing and Auxiliary Facilities System Rev., 5.00%, 4/1/2027	35,000	41,768

Investments	Principal Amount ($)	Value ($)
South Dakota Conservancy District, State Revolving Fund Program Rev., 5.00%, 8/1/2025	35,000	40,722

Total South Dakota		109,789

Tennessee — 1.4%
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	16,063
City of Memphis, Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2033	535,000	704,741
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	27,086
County of Maury GO, 5.00%, 4/1/2027	40,000	48,890
County of Montgomery, Public Improvement GO, 5.00%, 4/1/2027	25,000	30,556
County of Robertson GO, 5.00%, 6/1/2025	25,000	28,904
County of Sullivan GO, 5.00%, 5/1/2026	30,000	35,711
County of Washington Series 2016A, GO, 4.00%, 6/1/2027	50,000	57,361
County of Williamson GO, 5.00%, 4/1/2024	20,000	22,175
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2022(d)	20,000	20,558
Series 2015A, GO, 5.00%, 7/1/2025	10,000	11,602
Metropolitan Government of Nashville and Davidson County, Electric System Series 2017A, Rev., 5.00%, 5/15/2024	10,000	11,137
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	150,000	159,125
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	162,951
State of Tennessee Series A, GO, 5.00%, 9/1/2024(d)	25,000	28,186
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023(b)	20,000	20,918

Total Tennessee		1,385,964

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Texas — 6.0%
Alamo Community College District, Limited Tax GO, 5.00%, 2/15/2024	75,000	82,695
Board of Regents of the University of Texas System, Financing System
Series 2016D, Rev., 5.00%, 8/15/2024	50,000	56,214
Series 2020A, Rev., 5.00%, 8/15/2030	250,000	333,125
Boerne School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2022	30,000	30,240
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project Rev., 5.00%, 8/1/2026	85,000	101,141
City of Austin, Airport System Series 2019B, Rev., AMT, 5.00%, 11/15/2029	240,000	306,188
City of Corpus Christi, Certificates of Obligation Series 2016A, GO, 4.00%, 3/1/2026	200,000	227,460
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	56,752
City of Hutto, Waterworks and Sewer System GO, 5.00%, 8/1/2026	80,000	95,313
City of League City, Combination Tax, Certificates of Obligation GO, 5.00%, 2/15/2027	20,000	23,612
City of Pasadena Series 2016A, GO, 5.00%, 2/15/2022	45,000	45,446
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25,000	29,963
City of San Angelo GO, 5.00%, 2/15/2027	20,000	24,244
City of San Antonio, General Improvement GO, 5.00%, 2/1/2022(d)	75,000	75,597
City of San Marcos, Combination Tax, Certificates of Obligation GO, 5.00%, 8/15/2031	170,000	208,090
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2029	100,000	127,680
Rev., PSF-GTD, 5.00%, 4/1/2030	185,000	241,032

Investments	Principal Amount ($)	Value ($)
Rev., PSF-GTD, 4.00%, 4/1/2031	175,000	211,769
Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	27,536
County of Fort Bend, Unlimited Tax Series 2016B, GO, 5.00%, 3/1/2022	35,000	35,421
County of Harris, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	30,139
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	23,576
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	28,584
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	47,370
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	22,859
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/2022	100,000	104,408
Granbury Independent School District GO, PSF-GTD, 3.75%, 8/1/2022	30,000	30,719
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	28,023
Los Fresnos Consolidated Independent School District GO, PSF-GTD, 5.00%, 8/15/2026	520,000	622,353
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2035	155,000	191,112
Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations Series B, Rev., 5.00%, 11/1/2029	25,000	30,762
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2017A, Rev., 5.00%, 11/1/2025	45,000	52,813
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2025	20,000	23,278

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	20,000	24,507
Northside Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	65,000	73,135
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2028	125,000	154,489
Pearland Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	26,435
Permanent University Fund - University of Texas System Series A, Rev., 5.00%, 7/1/2024	85,000	95,114
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	31,012
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2041	100,000	108,991
San Antonio Water System, Junior Lien Series A, Rev., 5.00%, 5/15/2025	25,000	28,859
Sherman Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	31,146
Socorro Independent School District, Unlimited Tax Series 2017A, GO, PSF-GTD, 5.00%, 8/15/2028	50,000	61,440
State of Texas, Transportation Commission Mobility Fund Series 2015-A, GO, 5.00%, 10/1/2024	50,000	56,597
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2026	60,000	72,066
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	25,000	28,672
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2030	155,000	188,353

Investments	Principal Amount ($)	Value ($)
Texas Public Finance Authority, Midwestern State University Series 2016A, Rev., 5.00%, 12/1/2025	100,000	116,990
Texas Tech University System Series A, Rev., 5.00%, 2/15/2024	35,000	38,534
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2027	150,000	185,261
Texas Water Development Board, Water Implementation Fund
Series 2017A, Rev., 5.00%, 4/15/2028	40,000	49,760
Series 2018A, Rev., 5.00%, 10/15/2028	235,000	294,763
Trinity River Authority, Central Regional Wastewater System Rev., 5.00%, 8/1/2034	145,000	177,888
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	60,000	70,697
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2032	400,000	477,284

Total Texas		5,967,507

Utah — 3.8%
City of Park City, Sales Tax Rev., 5.00%, 6/15/2022	30,000	30,771
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2029	45,000	58,289
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	76,707
Jordan Valley Water Conservancy District Series 2019A, Rev., 5.00%, 10/1/2029	25,000	30,020
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2041	125,000	126,449
Snyderville Basin Special Recreation District GO, 4.00%, 12/15/2025	100,000	113,759
University of Utah (The)
Series B, Rev., 5.00%, 8/1/2023(d)	25,000	26,954
Series 2020A, Rev., 5.00%, 8/1/2031	830,000	1,095,034
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2030	110,000	135,761

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 5.00%, 6/15/2041(c)	150,000	173,238
Utah Transit Authority, Sales Tax Series A, Rev., BHAC-CR , MBIA, 5.00%, 6/15/2035	295,000	404,985
Wasatch County Municipal Building Authority
Rev., 4.00%, 12/1/2024	285,000	313,488
Rev., 4.00%, 12/1/2025	500,000	563,158
Rev., 4.00%, 12/1/2026	260,000	299,338
Rev., 4.00%, 12/1/2027	270,000	316,604

Total Utah		3,764,555

Vermont — 0.0%(f)
Vermont Municipal Bond Bank, Local Investment Bonds Series 2019-2, Rev., 5.00%, 12/1/2025	25,000	29,421

Virginia — 2.3%
City of Norfolk Series 2021A, GO, 5.00%, 3/1/2034	1,000,000	1,331,327
City of Richmond, Public Improvement Series B, GO, 5.00%, 7/15/2027	175,000	216,426
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	31,571
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	107,491
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2010D, Rev., 5.00%, 7/1/2030(b)	200,000	257,042
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	82,548
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series 2014A, Rev., 5.00%, 9/1/2024(d)	100,000	112,710

Investments	Principal Amount ($)	Value ($)
Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2023	35,000	37,430
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	25,805
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	38,125

Total Virginia		2,240,475

Washington — 3.8%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2024	45,000	51,091
Central Puget Sound Regional Transit Authority Sales and Rental Car Taxes Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	33,993
City of Bonney Lake, Water & Sewer System Rev., 4.00%, 12/1/2030	10,000	11,335
City of Richland, Waterworks Utility Rev., 4.00%, 11/1/2022	10,000	10,351
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	22,929
City of Seattle, Water System Rev., 5.00%, 8/1/2024	35,000	39,301
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	100,819
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	62,773
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	57,065
Series B, GO, 5.00%, 12/1/2025	20,000	21,852
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	11,550
Energy Northwest Series 2017A, Rev., 5.00%, 7/1/2028	55,000	67,633
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	29,800
Franklin County School District No. 1 Pasco, Unlimited Tax GO, 5.00%, 12/1/2030	175,000	217,692

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax GO, 5.00%, 12/1/2024(d)	105,000	119,314
King County School District No. 403 Renton GO, 5.00%, 12/1/2022	100,000	102,402
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2021	30,000	30,000
GO, 5.00%, 12/1/2026	20,000	24,296
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2024	35,000	39,805
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	55,259
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2027	65,000	76,970
Pierce County School District No. 3 Puyallup, Unlimited Tax
Series 2012A, GO, 4.00%, 12/1/2022	25,000	25,952
GO, 5.00%, 12/1/2031	305,000	370,892
Pierce County School District No. 416 White River, Unlimited Tax GO, 5.00%, 12/1/2025	50,000	58,798
Snohomish County School District No. 15 Edmonds, Unlimited Tax
GO, 5.00%, 12/1/2025	25,000	29,410
GO, 5.00%, 12/1/2027	25,000	29,366
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	28,360
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2024	20,000	22,733
State of Washington, Motor Vehicle Fuel Tax Series 2016C, GO, 5.00%, 7/1/2026	100,000	117,916
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	64,151
State of Washington, Various Purpose
Series 2015G, GO, 5.00%, 7/1/2026	125,000	141,932
Series 2021A, GO, 5.00%, 8/1/2035	1,000,000	1,308,301

Investments	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	37,767
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 5.00%, 5/1/2022	200,000	203,773
Rev., 5.00%, 5/1/2023	125,000	132,700

Total Washington		3,758,281

West Virginia — 1.3%
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 5.00%, 6/1/2034	1,000,000	1,329,531

Wisconsin — 3.4%
City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	90,314
Hamilton School District, School Building and Improvement GO, 5.00%, 4/1/2025	60,000	69,057
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 4.00%, 11/15/2037	300,000	348,536
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2022	175,000	175,665
Series 2020A, Rev., 5.00%, 1/1/2023	300,000	315,083
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	250,000	250,773
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	239,707
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 5.00%, 10/1/2027	770,000	935,548
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2029(c)	150,000	184,662
State of Wisconsin Series B, GO, 4.00%, 5/1/2023	40,000	42,135

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 1, GO, 5.00%, 11/1/2024	40,000	45,336
Series 2, GO, 5.00%, 11/1/2026	50,000	59,687
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2023(d)	25,000	26,760
Rev., 5.00%, 6/1/2024(d)	65,000	72,463
State of Wisconsin, Environmental Improvement Fund
Series A, Rev., 5.00%, 6/1/2025	35,000	40,492
Series A, Rev., 5.00%, 6/1/2026	20,000	23,908
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	10,919
Wisconsin Department of Transportation
Series 2, Rev., 5.00%, 7/1/2031	180,000	220,758
Series 2, Rev., 5.00%, 7/1/2032	50,000	61,248
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019A, Rev., 5.00%, 11/1/2029	150,000	171,899

Total Wisconsin		3,384,950

TOTAL MUNICIPAL BONDS (Cost $92,688,410)		95,242,905

	Shares
SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(g)(h) (Cost $3,286,069)	3,284,471	3,285,785

Total Investments — 99.4% (Cost $95,974,479)		98,528,690
Other Assets Less Liabilities — 0.6%		611,978

Net Assets — 100.0%		99,140,668

Percentages indicated are based on net assets.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2021.

Futures contracts outstanding as of November 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(15)	03/2022	USD	(2,204,297)	(34,063)

Abbreviations

USD	United States Dollar

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$95,242,905	$—	$95,242,905
Short-Term Investments
Investment Companies	3,285,785	—	—	3,285,785

Total Investments in Securities	$3,285,785	$95,242,905	$—	$98,528,690

Depreciation in Other Financial Instruments
Futures Contracts	$(34,063)	$—	$—	$(34,063)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a)(b)	$—	$41,221,697	$37,935,424	$(204)	$(284)	$3,285,785	3,284,471	$759	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.